YieldMax MSTR Option Income Strategy ETF
Schedule of Investments
July 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 32.1%		Par	Value
United States Treasury Note/Bond
4.25%, 10/15/2025 (a)		$638,510,000	$638,438,072
3.88%, 01/15/2026 (a)		1,229,289,000	1,227,149,705
TOTAL U.S. TREASURY SECURITIES (Cost $1,867,001,535)			1,865,587,777

PURCHASED OPTIONS - 10.3%(b)	Notional Amount	Contracts
Call Options - 10.3%			$–
MicroStrategy, Inc. (c)(d)(e)		–	$–
Expiration: 08/01/2025; Exercise Price: $437.50	$502,325,000	12,500	1,525,000
Expiration: 08/08/2025; Exercise Price: $457.50	401,860,000	10,000	1,865,000
Expiration: 08/15/2025; Exercise Price: $385.00	80,372,000	2,000	5,425,000
Expiration: 09/19/2025; Exercise Price: $385.00	622,883,000	15,500	65,293,750
Expiration: 09/19/2025; Exercise Price: $390.00	3,479,705,740	86,590	363,028,575
Expiration: 09/19/2025; Exercise Price: $395.00	180,837,000	4,500	16,863,750
Expiration: 10/17/2025; Exercise Price: $410.00	1,403,496,050	34,925	143,891,000
TOTAL PURCHASED OPTIONS (Cost $633,831,526)			597,892,075

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 39.7%		Par
4.18%, 08/14/2025 (a)(f)		$595,556,000	594,639,838
4.19%, 11/06/2025 (a)(f)		722,953,000	714,766,714
4.06%, 02/19/2026 (a)(f)		497,941,000	486,569,412
4.06%, 07/09/2026 (a)(f)		536,003,000	515,909,089
TOTAL U.S. TREASURY BILLS (Cost $2,312,555,047)			2,311,885,053

MONEY MARKET FUNDS - 5.8%		Shares
First American Government Obligations Fund - Class X, 4.23%(g)		334,751,650	334,751,650
TOTAL MONEY MARKET FUNDS (Cost $334,751,650)			334,751,650

TOTAL INVESTMENTS - 87.9% (Cost $5,148,139,758)			5,110,116,555
Other Assets in Excess of Liabilities - 12.1%			702,030,700
TOTAL NET ASSETS - 100.0%			$5,812,147,255
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

(a)	All or a portion of this security has been pledged to the broker in connection with written options as of July 31, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown is the annualized effective yield as of July 31, 2025.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

YieldMax MSTR Option Income Strategy ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (7.7)%	Notional Amount	Contracts	Value
Call Options - (0.4)%
MicroStrategy, Inc. (a)(b)		–	$–
Expiration: 08/01/2025; Exercise Price: $412.50	$(100,465,000)	(2,500)	$(1,137,500)
Expiration: 08/01/2025; Exercise Price: $415.00	(100,465,000)	(2,500)	(937,500)
Expiration: 08/01/2025; Exercise Price: $417.50	(192,892,800)	(4,800)	(1,548,000)
Expiration: 08/01/2025; Exercise Price: $420.00	(502,325,000)	(12,500)	(3,387,500)
Expiration: 08/01/2025; Exercise Price: $422.50	(108,502,200)	(2,700)	(699,300)
Expiration: 08/01/2025; Exercise Price: $425.00	(462,139,000)	(11,500)	(2,328,750)
Expiration: 08/01/2025; Exercise Price: $427.50	(301,395,000)	(7,500)	(1,488,750)
Expiration: 08/01/2025; Exercise Price: $430.00	(1,623,393,842)	(40,397)	(6,544,314)
Expiration: 08/01/2025; Exercise Price: $432.50	(379,355,840)	(9,440)	(1,411,280)
Expiration: 08/01/2025; Exercise Price: $450.00	(200,930,000)	(5,000)	(405,000)
Expiration: 08/08/2025; Exercise Price: $425.00	(301,395,000)	(7,500)	(4,106,250)
Expiration: 08/08/2025; Exercise Price: $427.50	(100,465,000)	(2,500)	(1,137,500)
Total Call Options			(25,131,644)

Put Options - (7.3)%
MicroStrategy, Inc. (a)(b)(c)		–	$–
Expiration: 08/15/2025; Exercise Price: $385.01	(80,372,000)	(2,000)	(2,061,515)
Expiration: 09/19/2025; Exercise Price: $385.01	(622,883,000)	(15,500)	(35,859,286)
Expiration: 09/19/2025; Exercise Price: $390.01	(3,479,705,740)	(86,590)	(218,369,165)
Expiration: 09/19/2025; Exercise Price: $395.01	(180,837,000)	(4,500)	(12,351,394)
Expiration: 10/17/2025; Exercise Price: $410.01	(1,403,496,050)	(34,925)	(152,179,069)
Total Put Options			(420,820,429)
TOTAL WRITTEN OPTIONS (Premiums received $598,960,111)			$(445,952,073)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

YieldMax MSTR Option Income Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$1,865,587,777	$–	$1,865,587,777
Purchased Options	–	597,892,075	–	597,892,075
U.S. Treasury Bills	–	2,311,885,053	–	2,311,885,053
Money Market Funds	334,751,650	–	–	334,751,650
Total Investments	$334,751,650	$4,775,364,905	$–	$5,110,116,555

Liabilities:
Investments:
Written Options	$–	$(445,952,073)	$–	$(445,952,073)
Total Investments	$–	$(445,952,073)	$–	$(445,952,073)